STOCKHOLDERS' EQUITY - Preferred stock issued (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2019	Jan. 31, 2017	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	May 16, 2019	Nov. 30, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Preferred Stock
Preferred Stock Outstanding			7,095,746		7,095,746		0	0
Series A Convertible Preferred Stock
Preferred Stock
Issuance of convertible preferred stock (in shares)		3,093,898				3,093,898
Issue price (in dollars per share)		$ 2.26	$ 2.26		$ 2.26
Gross proceeds from issuance of convertible preferred stock		$ 7.0
Issuance costs		$ 0.7
Preferred Stock Outstanding			3,093,898	3,093,898	3,093,898	3,093,898	0			3,093,898	3,093,898	3,093,898
Series B Convertible Preferred Stock
Preferred Stock
Issuance of convertible preferred stock (in shares)	442,930		2,904,127	442,925	2,904,127
Issue price (in dollars per share)	$ 7.49		$ 7.49		$ 7.49				$ 7.49
Gross proceeds from issuance of convertible preferred stock	$ 3.3		$ 21.7
Debt converted into shares			1,097,721
Issuance costs	$ 0.3		$ 0.8
Preferred Stock Outstanding			4,001,848	4,444,773	4,001,848	0	0